Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

Our equity awards, which have consisted exclusively of stock options during the fiscal years ended December 31, 2024, 2023 and 2022, are granted in connection with our yearly compensation cycle, regularly scheduled meetings of the Compensation Committee and, as applicable, the Company’s compensation policies and procedures.

Typically, our practice is to make annual award grants to our existing employees in January or February of each fiscal year and to our non-employee directors at the time of our Annual Meeting of Stockholders. In addition, with respect to newly-hired employees, our typical practice is to make award grants on the seventh day of applicable month (or, if the seventh day of the month is not a business day, on the immediately preceding business day). Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on any equity award grant date, but some awards may be granted close in time to the release of material non-public information to the extent those awards are being granted, for example, upon hiring of new employees or in connection with annual grants being made as part of our director compensation policy, as described further below under “—Director Compensation”.

During the year ended December 31, 2024, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	Typically, our practice is to make annual award grants to our existing employees in January or February of each fiscal year and to our non-employee directors at the time of our Annual Meeting of Stockholders. In addition, with respect to newly-hired employees, our typical practice is to make award grants on the seventh day of applicable month (or, if the seventh day of the month is not a business day, on the immediately preceding business day). Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on any equity award grant date, but some awards may be granted close in time to the release of material non-public information to the extent those awards are being granted, for example, upon hiring of new employees or in connection with annual grants being made as part of our director compensation policy, as described further below under “—Director Compensation”.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false